BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net loss	$ 61,287	$ 497,610	$ 2,417,247
Working capital deficit	$ 726,550	$ 1,150,458